Trade and other receivables	12 Months Ended
Dec. 31, 2022
Trade and other receivables.
Trade and other receivables

19.   Trade and other receivables

	December 31, 2022	December 31, 2021
Trade receivables	41,874	41,675
Deposits and prepayments	2,987	2,460
Other receivables	511	952
Total	45,372	45,087

The Group does not hold any collateral over the trade receivables balances, nor is there any related financing component.

The fair values of trade and other receivables approximate to their carrying amounts as presented above as they are mostly of a short-term nature.

The exposure of the Group to credit risk and impairment losses in relation to trade and other receivables is reported in Note 29 to these consolidated financial statements.

The amount of ECL in respect of trade and other receivables is 1,512 as at December 31, 2022 and is 102 as at December 31, 2021.